American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
June 30, 2023

Short-Term Government - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. TREASURY SECURITIES — 38.6%
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	3,901,050	3,835,116
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/28	101,155	97,913
U.S. Treasury Notes, 2.50%, 4/30/24(1)	1,100,000	1,073,789
U.S. Treasury Notes, 3.50%, 9/15/25	3,000,000	2,919,434
U.S. Treasury Notes, 4.00%, 12/15/25	31,300,000	30,817,329
U.S. Treasury Notes, 4.625%, 3/15/26	19,000,000	19,023,008
U.S. Treasury Notes, 3.75%, 4/15/26	2,500,000	2,447,168
U.S. Treasury Notes, 3.625%, 5/15/26	1,000,000	975,742
U.S. Treasury Notes, 4.125%, 6/15/26	8,000,000	7,920,000
U.S. Treasury Notes, 0.875%, 6/30/26	4,500,000	4,055,537
U.S. Treasury Notes, 0.875%, 9/30/26	4,000,000	3,579,531
TOTAL U.S. TREASURY SECURITIES (Cost $77,566,699)		76,744,567
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class B, 3.64%, 5/10/36(2)	469,000	463,208
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class C, 3.90%, 5/10/36(2)	580,351	573,546
		1,036,754
U.S. Government Agency Collateralized Mortgage Obligations — 9.1%
FHLMC, Series 3114, Class FT, VRN, 5.54%, (1-month LIBOR plus 0.35%), 9/15/30	158,146	157,174
FHLMC, Series 3149, Class LF, VRN, 5.49%, (1-month LIBOR plus 0.30%), 5/15/36	629,901	623,615
FHLMC, Series 3200, Class FP, VRN, 5.39%, (1-month LIBOR plus 0.20%), 8/15/36	391,164	385,359
FHLMC, Series 3206, Class FE, VRN, 5.59%, (1-month LIBOR plus 0.40%), 8/15/36	150,513	148,006
FHLMC, Series 3213, Class LF, VRN, 5.41%, (1-month LIBOR plus 0.22%), 9/15/36	520,832	513,586
FHLMC, Series 3231, Class FA, VRN, 5.59%, (1-month LIBOR plus 0.40%), 10/15/36	168,567	165,863
FHLMC, Series 3301, Class FA, VRN, 5.49%, (1-month LIBOR plus 0.30%), 8/15/35	167,746	166,100
FHLMC, Series 3380, Class FP, VRN, 5.54%, (1-month LIBOR plus 0.35%), 11/15/36	201,978	200,251
FHLMC, Series 3508, Class PF, VRN, 6.04%, (1-month LIBOR plus 0.85%), 2/15/39	78,258	78,975
FHLMC, Series 3587, Class FB, VRN, 5.97%, (1-month LIBOR plus 0.78%), 2/15/36	204,719	204,738
FHLMC, Series J22F, Class A2, SEQ, 4.09%, 9/25/24	436,754	431,311
FHLMC, Series K039, Class A1, SEQ, 2.68%, 12/25/23	83,185	82,762
FHLMC, Series K043, Class A1, SEQ, 2.53%, 10/25/23	96,466	95,785
FHLMC, Series K043, Class A2, SEQ, 3.06%, 12/25/24	794,000	767,826
FHLMC, Series K045, Class A2, SEQ, 3.02%, 1/25/25	677,214	653,317
FHLMC, Series K725, Class A2, SEQ, 3.00%, 1/25/24	2,032,310	2,002,555
FHLMC, Series K726, Class A2, SEQ, 2.91%, 4/25/24	1,163,006	1,140,084
FHLMC, Series K727, Class A2, SEQ, 2.95%, 7/25/24	812,822	791,955
FHLMC, Series K739, Class A1, SEQ, 0.52%, 11/25/26	1,837,962	1,710,372
FHLMC, Series KF32, Class A, VRN, 5.56%, (1-month LIBOR plus 0.37%), 5/25/24	22,003	21,974
FHLMC, Series KF35, Class A, VRN, 5.54%, (1-month LIBOR plus 0.35%), 8/25/24	60,719	60,595
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	1,238,541	1,186,650
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	407,812	387,236
FNMA, Series 2004-28, Class FE, VRN, 5.50%, (1-month LIBOR plus 0.35%), 5/25/34	526,362	524,860
FNMA, Series 2006-11, Class FA, VRN, 5.45%, (1-month LIBOR plus 0.30%), 3/25/36	179,214	176,812
FNMA, Series 2006-60, Class KF, VRN, 5.45%, (1-month LIBOR plus 0.30%), 7/25/36	459,285	455,454
FNMA, Series 2006-72, Class TE, VRN, 5.45%, (1-month LIBOR plus 0.30%), 8/25/36	200,085	197,932
FNMA, Series 2008-9, Class FA, VRN, 5.65%, (1-month LIBOR plus 0.50%), 2/25/38	674,397	672,766
FNMA, Series 2009-33, Class FB, VRN, 5.97%, (1-month LIBOR plus 0.82%), 3/25/37	248,618	250,309
FNMA, Series 2009-89, Class FD, VRN, 5.75%, (1-month LIBOR plus 0.60%), 5/25/36	124,106	124,415
FNMA, Series 2014-M9, Class A2, SEQ, VRN, 3.10%, 7/25/24	351,937	342,765

FNMA, Series 2016-11, Class FB, VRN, 4.20%, (1-month LIBOR plus 0.55%), 3/25/46	184,627	181,433
FNMA, Series 2016-M13, Class FA, VRN, 5.80%, (1-month LIBOR plus 0.67%), 11/25/23	7,083	7,055
FNMA, Series 2017-M10, Class AV2, SEQ, VRN, 2.62%, 7/25/24	644,733	627,311
FNMA, Series 2017-M15, Class AV2, SEQ, VRN, 2.62%, 11/25/24	403,525	389,268
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,931,696	1,737,895
GNMA, Series 2010-14, Class QF, VRN, 5.61%, (1-month LIBOR plus 0.45%), 2/16/40	337,735	335,896
		18,000,260
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,630,109)		19,037,014
U.S. GOVERNMENT AGENCY SECURITIES — 6.2%
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	1,500,000	1,495,434
FHLB, 0.125%, 8/28/23	5,000,000	4,958,894
FHLB, 4.625%, 6/6/25	2,400,000	2,383,223
FHLB, 0.96%, 3/5/26	2,500,000	2,261,735
Tennessee Valley Authority, 3.875%, 3/15/28	1,260,000	1,240,233
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,461,053)		12,339,519
ASSET-BACKED SECURITIES — 4.7%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 5.73%, (1-month LIBOR plus 0.58%), 11/25/71	932,771	908,438
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 5.85%, (1-month LIBOR plus 0.70%), 1/25/72	870,157	847,154
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.72%, (1-month LIBOR plus 0.57%), 11/25/70(2)	1,209,890	1,175,399
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 5.85%, (1-month LIBOR plus 0.70%), 3/25/61	221,546	217,986
Missouri Higher Education Loan Authority, Series 2021-3, Class A1B, VRN, 5.71%, (1-month LIBOR plus 0.57%), 8/25/61	915,316	894,559
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	283,573	241,652
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 5.84%, (3-month LIBOR plus 0.45%), 8/23/36(2)	1,220,361	1,187,973
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(2)	492,779	439,801
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 5.72%, (1-month LIBOR plus 0.57%), 9/25/61	1,018,127	977,675
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 5.72%, (1-month LIBOR plus 0.57%), 10/25/61	1,616,695	1,593,374
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.67%, (1-month LIBOR plus 0.53%), 5/25/70(2)	914,180	885,536
TOTAL ASSET-BACKED SECURITIES (Cost $9,447,846)		9,369,547
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, VRN, 4.63%, (6-month LIBOR plus 2.26%), 3/1/24	2,394	2,361
FHLMC, VRN, 4.38%, (1-year H15T1Y plus 2.25%), 9/1/35	54,193	54,989
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	31,422	31,954
FHLMC, VRN, 4.49%, (1-year H15T1Y plus 2.26%), 4/1/37	22,765	23,027
FHLMC, VRN, 5.04%, (12-month LIBOR plus 1.82%), 5/1/40	18,079	17,563
FHLMC, VRN, 4.13%, (12-month LIBOR plus 1.88%), 7/1/40	25,163	25,029
FHLMC, VRN, 4.04%, (12-month LIBOR plus 1.79%), 9/1/40	10,801	10,675
FHLMC, VRN, 5.18%, (12-month LIBOR plus 1.88%), 5/1/41	38,481	37,456
FHLMC, VRN, 4.13%, (12-month LIBOR plus 1.88%), 10/1/41	123,784	121,277
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.65%), 12/1/42	57,446	56,758
FHLMC, VRN, 3.11%, (12-month LIBOR plus 1.63%), 1/1/44	116,961	117,298
FHLMC, VRN, 3.29%, (12-month LIBOR plus 1.62%), 6/1/44	64,441	63,756
FHLMC, VRN, 3.97%, (12-month LIBOR plus 1.60%), 10/1/44	28,874	28,950
FHLMC, VRN, 4.86%, (12-month LIBOR plus 1.60%), 6/1/45	51,281	51,423
FNMA, VRN, 4.19%, (1-year H15T1Y plus 2.19%), 8/1/23	7	7
FNMA, VRN, 3.41%, (1-year H15T1Y plus 2.28%), 5/1/25	3,445	3,367
FNMA, VRN, 6.00%, (6-month LIBOR plus 1.50%), 3/1/33	94,472	94,263
FNMA, VRN, 5.96%, (6-month LIBOR plus 1.57%), 6/1/35	6,911	7,020
FNMA, VRN, 6.13%, (6-month LIBOR plus 1.57%), 6/1/35	103,534	105,098

FNMA, VRN, 6.32%, (6-month LIBOR plus 1.57%), 6/1/35	72,299	73,440
FNMA, VRN, 6.38%, (6-month LIBOR plus 1.57%), 6/1/35	44,353	45,074
FNMA, VRN, 5.89%, (6-month LIBOR plus 1.54%), 9/1/35	33,398	33,897
FNMA, VRN, 5.99%, (6-month LIBOR plus 1.55%), 3/1/36	110,375	111,743
FNMA, VRN, 4.00%, (12-month LIBOR plus 1.75%), 11/1/39	97,350	95,625
FNMA, VRN, 4.07%, (12-month LIBOR plus 1.69%), 1/1/40	7,195	7,091
FNMA, VRN, 4.04%, (12-month LIBOR plus 1.79%), 8/1/40	16,223	16,127
FNMA, VRN, 4.00%, (12-month LIBOR plus 1.75%), 7/1/41	15,439	15,110
FNMA, VRN, 4.15%, (12-month LIBOR plus 1.74%), 5/1/42	909,177	921,826
FNMA, VRN, 3.86%, (12-month LIBOR plus 1.53%), 3/1/43	15,320	14,928
FNMA, VRN, 3.86%, (12-month LIBOR plus 1.59%), 8/1/45	22,540	22,169
FNMA, VRN, 6.92%, (12-month LIBOR plus 1.61%), 4/1/46	66,220	67,483
FNMA, VRN, 7.11%, (12-month LIBOR plus 1.61%), 4/1/46	15,417	15,275
FNMA, VRN, 7.11%, (12-month LIBOR plus 1.61%), 5/1/46	92,517	91,868
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	60,671	57,347
FNMA, VRN, 3.12%, (12-month LIBOR plus 1.61%), 4/1/47	53,880	50,905
FNMA, VRN, 3.85%, (12-month LIBOR plus 1.60%), 9/1/47	27,586	27,449
		2,519,628
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FNMA, 7.00%, 5/1/32	63,821	64,182
FNMA, 7.00%, 5/1/32	8,397	8,323
FNMA, 7.00%, 6/1/32	41,950	42,218
FNMA, 7.00%, 8/1/32	7,645	7,581
		122,304
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,708,565)		2,641,932
CORPORATE BONDS — 0.4%
Consumer Finance — 0.4%
Ulani MSN 35940 LLC, 2.23%, 5/16/25 (Cost $849,017)	873,334	843,121
SHORT-TERM INVESTMENTS — 39.9%
Discount Notes(3) — 2.5%
Federal Home Loan Bank Discount Notes, 5.01%, 9/20/23	5,000,000	4,946,235
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	252	252
Repurchase Agreements — 3.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $1,220,640), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $1,189,835)		1,189,337
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 5/15/51, valued at $6,577,008), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $6,450,708)		6,448,000
		7,637,337
Treasury Bills(3) — 33.6%
U.S. Treasury Bills, 5.20%, 5/16/24	18,000,000	17,180,514
U.S. Treasury Bills, 5.25%, 6/13/24	52,100,000	49,533,630
		66,714,144
TOTAL SHORT-TERM INVESTMENTS (Cost $79,384,222)		79,297,968
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $202,047,511)		200,273,668
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,588,131)
TOTAL NET ASSETS — 100.0%		$198,685,537

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	444	September 2023	$90,284,625	$(910,468)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	16	September 2023	$1,713,500	$2,651
U.S. Treasury 10-Year Notes	1	September 2023	112,266	1,021
U.S. Treasury 10-Year Ultra Notes	3	September 2023	355,312	1,863
U.S. Treasury Long Bonds	1	September 2023	126,906	(648)
			$2,307,984	$4,887
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$1,000,000	$140	$3,665	$3,805
CPURNSA	Receive	2.97%	10/14/23	$1,450,000	145	4,432	4,577
CPURNSA	Receive	2.97%	10/14/23	$1,450,000	144	4,432	4,576
					$429	$12,529	$12,958

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,033,766.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,967,115, which represented 2.5% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$76,744,567	—
Collateralized Mortgage Obligations	—	19,037,014	—
U.S. Government Agency Securities	—	12,339,519	—
Asset-Backed Securities	—	9,369,547	—
U.S. Government Agency Mortgage-Backed Securities	—	2,641,932	—
Corporate Bonds	—	843,121	—
Short-Term Investments	$252	79,297,716	—
	$252	$200,273,416	—
Other Financial Instruments
Futures Contracts	$5,535	—	—
Swap Agreements	—	$12,958	—
	$5,535	$12,958	—

Liabilities
Other Financial Instruments
Futures Contracts	$911,116	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.